UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [ ]; Amendment Number: ___________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:            Mason Capital Partners
     Address:         50 Congress St. Suite 843
                      Boston, MA 02109
     13F File Number: 028-13148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Gregg Picillo
Title:              Chief Compliance Officer
Phone:              617-228-5190
Signature,          Place,         and Date of Signing:
/s/ Gregg Picillo   Boston, MA     October 23, 2012
Report Type (Check only one):

                              [ X] 13F HOLDINGS REPORT.
                              [  ] 13F NOTICE.
                              [  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 112
Form 13F Information Table Value Total: $67,095(thousand)

List of Other Included Managers:

NONE

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
FORM 13F INFORMATION TABLE

                                                                  VALUE                         SHARES/  SH/ INVSTMT
NAME OF ISSUER                         TITLE OF CLASS   CUSIP     (x$1000)                      PRN AMT  PRN DSCRETN
GlaxoSmithKline PLC ADR                ADR              37733W105                            508    10995SH  Sole
Heineken NV ADR                        ADR              423012202                           1199    40300SH  Sole
Huaneng Power ADR                      ADR              443304100                             12      400SH  Sole
Infosys Ltd. ADR                       ADR              456788108                            759    15635SH  Sole
National Grid PLC ADS                  ADR              636274300                           1100    19875SH  Sole
Novartis AG ADR                        ADR              66987V109                           1337    21830SH  Sole
Total SA ADR                           ADR              89151E109                            936    18690SH  Sole
AT&T Inc.                              COM              00206R102                             38     1000SH  Sole
Air Products & Chemicals Inc.          COM              009158106                            415     5015SH  Sole
Anadarko Petroleum Corp.               COM              032511107                            779    11140SH  Sole
Aptargroup, Inc                        COM              038336103                            564    10910SH  Sole
Automatic Data Processing Inc.         COM              053015103                           1025    17470SH  Sole
Avery Dennison Corp.                   COM              053611109                            638    20060SH  Sole
B & G Foods Inc.                       COM              05508R106                            589    19440SH  Sole
Bemis Co. Inc.                         COM              081437105                           1085    34475SH  Sole
Brady Corp.                            COM              104674106                            901    30770SH  Sole
C.R. Bard Inc.                         COM              067383109                            985     9410SH  Sole
Church & Dwight Co., Inc.              COM              171340102                            971    17980SH  Sole
Clorox Co.                             COM              189054109                             73     1020SH  Sole
Colgate-Palmolive Co.                  COM              194162103                           1220    11375SH  Sole
Cominar REIT                           COM              199910951                            871    35520SH  Sole
Commonwealth Bank of Australia         COM              621503002                            755    13020SH  Sole
Ecolab, Inc.                           COM              278865100                            575     8870SH  Sole
Emerson Electric Co.                   COM              291011104                            807    16725SH  Sole
Exxon Mobil Corp.                      COM              30231G102                             59      645SH  Sole
Facebook, Inc.                         COM              30303M102                             11      500SH  Sole
Fiserv Inc.                            COM              337738108                           1313    17740SH  Sole
General Electric Co.                   COM              369604103                             27     1200SH  Sole
General Mills Inc.                     COM              370334104                           1084    27190SH  Sole
General Motors Co.                     COM              37045V100                             34     1500SH  Sole
Getty Realty Corp.                     COM              374297109                              9      520SH  Sole
Graco, Inc.                            COM              384109104                            862    17135SH  Sole
Grainger, WW Inc.                      COM              384802104                            540     2592SH  Sole
H.J. Heinz Co.                         COM              423074103                            920    16445SH  Sole
Hasbro Inc.                            COM              418056107                            804    21060SH  Sole
Hormel Foods Corp.                     COM              440452100                            716    24490SH  Sole
ITT Corp.                              COM              450911201                            678    33630SH  Sole
ITT Exelis, Inc.                       COM              30162A108                              2      180SH  Sole
Ingredion Inc.                         COM              457187102                              3       50SH  Sole
Jacob Engineering Group                COM              469814107                            570    14090SH  Sole
John Wiley & Sons Inc. A               COM              968223206                            928    20190SH  Sole
Kimberly-Clark Corp.                   COM              494368103                           1100    12820SH  Sole
Kinder Morgan Inc.                     COM              49456B101                             23      634SH  Sole
Kinder Morgan Inc. Warrants Exp. 02/15/COM                                                     3      960SH  Sole
Kinder Morgan Management LLC           COM              49455U100                             12   156.11SH  Sole
Lanesborough REIT                      COM              515555100                              1     1100SH  Sole
Marathon Oil Corp.                     COM              565849106                            619    20930SH  Sole
Marathon Petroleum Corp.               COM              56585A102                            704    12890SH  Sole
McCormick & Co. Inc.                   COM              579780206                           1137    18325SH  Sole
McDonald's Corp.                       COM              580135101                            475     5175SH  Sole
Mettler-Toledo International, Inc.     COM              592688105                            738     4320SH  Sole
NEC Corp. Ords                         COM              J4881812                               3     1630SH  Sole
Norfolk & Southern Corp.               COM              655844108                            710    11155SH  Sole
Northwest Natural Gas Co.              COM              667655104                             18      365SH  Sole
ONEOK Inc.                             COM              682680103                              8      160SH  Sole
Omnicom Group                          COM              681919106                           1006    19505SH  Sole
Parker Hannifin                        COM              701094104                           1061    12700SH  Sole
Paychex, Inc.                          COM              704326107                           1259    37810SH  Sole
Peabody Energy Corp.                   COM              704549104                            442    19820SH  Sole
Pfizer Inc.                            COM              717081103                             37     1500SH  Sole
Philip Morris International, Inc.      COM              718172109                             40      450SH  Sole
Praxair, Inc.                          COM              74005P104                            434     4175SH  Sole
Primaris Retail REIT                   COM              74157U950                            497    20070SH  Sole
Prosperity Bancshares Inc.             COM              743606105                            902    21175SH  Sole
Realty Income Corp.                    COM              756109104                           1167    28530SH  Sole
Roundy's Inc.                          COM              779268101                            640   105725SH  Sole
Schneider Electric SA                  COM              483410007                            997    16830SH  Sole
Sherwin-Williams Co.                   COM              824348106                           1211     8130SH  Sole
Teva Pharmaceutical Industries Ltd.    COM              881624209                             14      350SH  Sole
Toronto Dominion Bank                  COM              891160509                           1183    14200SH  Sole
Tullow Oil PLC                         COM              015008907                            498    22500SH  Sole
Vermilion Energy Trust                 COM              923725956                             61     1295SH  Sole
Weight Watchers International, Inc.    COM              948626106                            218     4130SH  Sole
Xylem, Inc.                            COM              98419M100                            654    26020SH  Sole
Brandywine Realty Trust 6.9% Pfd E     PFD              105368609                            849    32300SH  Sole
CBL & Associates Inc. 7.75% Pfd C      PFD              124830506                            839    33435SH  Sole
Cedar Realty Trust 8.875% Pfd A        PFD              150602308                            793    31213SH  Sole
Corporate Office Prop. Trust 7.5% Pfd HPFD              22002T603                            223     8790SH  Sole
DuPont Fabros Technology 7.875% Pfd A  PFD              26613Q205                            803    29900SH  Sole
First Industrial Realty Trust 7.25% PfdPFD              32054K798                            893    34760SH  Sole
First Potomac Realty Trust 7.75% Pfd A PFD              33610F307                            793    30713SH  Sole
General Motors Co. Pfd B 4.75%         PFD              37045V209                             19      500SH  Sole
Gladstone Commercial Corp. 7.5% Pfd B  PFD              376536306                            903    35735SH  Sole
Gladstone Commercial Corp. 7.75% Pfd A PFD              376536207                             17      685SH  Sole
Kilroy Realty Corp. 6.875% Pfd G       PFD              49427F702                            853    32820SH  Sole
Kimco Realty Corp. 7.75% Pfd G         PFD              49446R844                            724    28460SH  Sole
Kite Realty Group Trust 8.25% Pfd A    PFD              49803T201                            921    35520SH  Sole
NPB Cap Trust II 7.85% Pfd             PFD              62935R209                            133     5160SH  Sole
Old Second Cap Trust I 7.8% Pfd        PFD              680280104                              2      250SH  Sole
Parkway Properties Inc. 8% Pfd D       PFD              70159Q401                            904    35985SH  Sole
Realty Income Corp. 6.75% Pfd E        PFD              756109708                             13      490SH  Sole
Saul Centers 8% Pfd A                  PFD              804395200                            727    28165SH  Sole
UMH Mobile Homes 8.25% Pfd A           PFD              903002202                            686    26170SH  Sole
Urstadt Biddle Properties Inc. 7.5% PfdPFD              917286502                            782    30331SH  Sole
Vornado Realty Trust 6.625% Pfd G      PFD              929042802                              1       30SH  Sole
Vornado Realty Trust 6.625% Pfd I      PFD              929042877                            860    34010SH  Sole
Vornado Realty Trust 6.75% Pfd H       PFD              929042885                              2       85SH  Sole
Weingarten Realty Investors 6.50% Pfd FPFD              948741889                            813    32160SH  Sole
Weingarten Realty Investors 6.95% Pfd EPFD              948741608                             24      950SH  Sole
Zion Cap Trust 8% Pfd B                PFD              989703202                            218     8410SH  Sole
Amerigas Partners LP                   UNIT LTD PARTN   030975106                            643    14730SH  Sole
BreitBurn Energy Partners LP           UNIT LTD PARTN   106776107                            995    51200SH  Sole
Buckeye Partners LP                    UNIT LTD PARTN   118230101                            621    12952SH  Sole
Enterprise Products Partners LP        UNIT LTD PARTN   293792107                            878    16377SH  Sole
Kinder Morgan Energy Partners LP       UNIT LTD PARTN   494550106                            687     8325SH  Sole
ONEOK Partners LP                      UNIT LTD PARTN   68268N103                            609    10230SH  Sole
PAA Natural Gas Storage LP             UNIT LTD PARTN   693139107                           1246    62600SH  Sole
Plains All American Pipeline LP        UNIT LTD PARTN   726503105                            387     4386SH  Sole
Suburban Propane Partners LP           UNIT LTD PARTN   864482104                            764    18465SH  Sole
Sunoco Logistics Partners LP           UNIT LTD PARTN   86764L108                            813    17429SH  Sole
TC Pipelines LP                        UNIT LTD PARTN   87233Q108                            943    20895SH  Sole
Teekay LNG Partners LP                 UNIT LTD PARTN   Y8564M105                            140     3710SH  Sole